Investment Objectives and Goals	Jun. 09, 2026
Rayliant NxtGen Multifactor US Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	Rayliant NxtGen Multifactor US Equity ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Rayliant NxtGen Multifactor US Equity ETF (the “US Equity ETF” or the “Fund”) seeks long-term capital appreciation.
Rayliant NxtGen Multifactor Emerging Markets Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	Rayliant NxtGen Multifactor Emerging Markets Equity ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Rayliant NxtGen Multifactor Emerging Markets Equity ETF (the “Emerging Markets Equity ETF” or the “Fund”) seeks long-term capital appreciation.
Rayliant SMDAM Japan Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	Rayliant SMDAM Japan Equity ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Rayliant SMDAM Japan Equity ETF (“SMDAM Japan Equity ETF” or the “Fund”) seeks long-term capital appreciation.